EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share
The components of basic earnings per share are summarized in the following table:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS, EXCEPT PER SHARE AMOUNTS AND SHARES	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Net income for the period	$269	$360	$606	$267
Dividends on Class A redeemable junior preferred shares	(28)	(28)	(56)	(55)
	$241	$332	$550	$212
Attributable to:
Class A exchangeable, Class A-1 exchangeable and Class B shareholders	$3	$1	$6	$2
Class C shareholders	233	334	537	208
Non-controlling interests	5	(3)	7	2
	$241	$332	$550	$212

Earnings per class C share – basic	$1.95	$8.07	$4.85	$5.04

Weighted average shares – Class C shares	119,294,264	41,314,891	110,675,524	41,184,633